Financial risk management - Analysis of Borrowings after Interest Rate Swaps (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ (900,440)	$ (1,121,188)
Total borrowings	904,949	1,007,752	$ 817,651
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Total borrowings	904,949	1,007,752
Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	626,970	800,743
Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	277,979	207,009
Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(70,647)	(217,659)
Argentine Peso | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	35,318	195,982
Argentine Peso | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	51,460
Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(575,933)	(481,232)
Brazilian Reais | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	14,575	4,476
Brazilian Reais | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	210,186	188,801
U.S. Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(251,149)	(420,130)
U.S. Dollar | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	577,077	600,285
U.S. Dollar | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	16,333	18,208
Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(160,921)	(396,978)
Argentine Peso | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Total borrowings	139,161	276,129
Argentine Peso | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	71,368	258,033
Argentine Peso | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	67,793	18,096
Argentine Peso | Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(70,608)	(217,659)
Argentine Peso | Argentine Peso | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	35,318	195,982
Argentine Peso | Argentine Peso | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	51,460
Argentine Peso | Brazilian Reais | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Argentine Peso | Brazilian Reais | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Argentine Peso | U.S. Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(90,313)	(179,319)
Argentine Peso | U.S. Dollar | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	36,050	62,051
Argentine Peso | U.S. Dollar | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	16,333	18,096
Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(838,418)	(771,598)
Brazilian Reais | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Total borrowings	598,700	581,739
Brazilian Reais | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	388,514	392,826
Brazilian Reais | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	210,186	188,913
Brazilian Reais | Argentine Peso | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Brazilian Reais | Argentine Peso | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Brazilian Reais | Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(575,933)	(481,232)
Brazilian Reais | Brazilian Reais | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	14,575	4,476
Brazilian Reais | Brazilian Reais | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	210,186	188,801
Brazilian Reais | U.S. Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(262,485)	(290,366)
Brazilian Reais | U.S. Dollar | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	373,939	388,350
Brazilian Reais | U.S. Dollar | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	112
Uruguayan Peso
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	16,515	20,643
Uruguayan Peso | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Total borrowings	0	0
Uruguayan Peso | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Uruguayan Peso | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Uruguayan Peso | Argentine Peso | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Uruguayan Peso | Argentine Peso | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Uruguayan Peso | Brazilian Reais | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Uruguayan Peso | Brazilian Reais | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Uruguayan Peso | U.S. Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	19,226	22,810
Uruguayan Peso | U.S. Dollar | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Uruguayan Peso | U.S. Dollar | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
U.S. Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	82,384	26,745
U.S. Dollar | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Total borrowings	167,088	149,884
U.S. Dollar | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	167,088	149,884
U.S. Dollar | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
U.S. Dollar | Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(39)
U.S. Dollar | Argentine Peso | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
U.S. Dollar | Argentine Peso | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
U.S. Dollar | Brazilian Reais | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
U.S. Dollar | Brazilian Reais | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
U.S. Dollar | U.S. Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	82,423	26,745
U.S. Dollar | U.S. Dollar | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	167,088	149,884
U.S. Dollar | U.S. Dollar | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 0	$ 0